Related Party Transactions Related Party Transactions (Details)			1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2018 Subsidiaries
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		49.00%
Proceeds from sale of equity-accounted investments and related assets (note 4)							$ 100,000,000	$ 54,438,000
Loss on deconsolidation of Teekay Offshore (note 4)				$ 0	$ 0		0	(7,070,000)
Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				5,300,000			14,000,000	1,700,000
Additional Time Period For Fixed Rate Time Charters Contract			2 years
Technical Services [Member] | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party						$ 9,600,000
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties					5,100,000	7,600,000		16,200,000
Due from Related Parties									$ 83,100,000
Due to Related Parties									$ 59,300,000
Teekay Offshore [Member] | Technical Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					5,900,000			19,200,000
Teekay Offshore [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					14,400,000	20,800,000		42,400,000
LNG Carriers [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 17,400,000	$ 14,400,000		$ 50,000,000	$ 40,100,000
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				52.00%			52.00%
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000				$ 25,000,000
Proceeds from sale of equity-accounted investments and related assets (note 4)	100,000,000
Equity Method Investment, Other than Temporary Impairment							$ 64,900,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900,000
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Percentage of ownership acquired											100.00%
Number of Subsidiaries | Subsidiaries											7
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				$ 869,523,100			$ 869,523,100
Revolving Credit Facilities | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity										$ 125,000,000
Revolving Credit Facilities | Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity										100,000,000
Parent Company [Member] | Revolving Credit Facilities | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity										$ 25,000,000